Exhibit 10.2

AMENDMENT

TO SALE AND SERVICING AGREEMENTS

This AMENDMENT TO SALE AND SERVICING AGREEMENTS, dated as of March 27, 2018 (this “Amendment”), is by and between NISSAN AUTO RECEIVABLES CORPORATION II, a Delaware corporation (the “Seller”) and NISSAN MOTOR ACCEPTANCE CORPORATION (“NMAC”), a California corporation, as Servicer (in such capacity, the “Servicer,” and together with the Seller, the “Parties”).

RECITALS:

WHEREAS, separate and discrete Delaware statutory trust issuers (each, an “Issuer,” collectively, the “Issuers”), certain indenture trustees (each as identified on Schedule A to this Amendment, an “Indenture Trustee”), the Seller, the Servicer and NMAC, in its individual capacity, have entered into Sale and Servicing Agreements for each of the transactions listed on Schedule A to this Amendment (collectively the “Sale and Servicing Agreements”);

WHEREAS, the Parties desire to amend Section 5.02(a) of each of the Sale and Servicing Agreements to modify the requirements of the Monthly Remittance Condition (as such term is defined therein); and

WHEREAS, the Parties desire to implement such amendments as of the Effective Date (as defined below) in accordance with the terms and conditions set forth below pursuant to Section 10.01(a) of each of the Sale and Servicing Agreements.

NOW, THEREFORE, in consideration of the mutual agreements herein contained and other good and valuable consideration, receipt of which is acknowledged, the Parties hereto agree as follows:

ARTICLE I

RECITALS AND DEFINITIONS

Section 1.1 Definitions. Capitalized terms used and not defined herein have the respective meanings assigned such terms in the applicable Sale and Servicing Agreement.

ARTICLE II

AMENDMENTS

Section 2.1 Amendments to Group A Sale and Servicing Agreements. As of the Effective Date, the third sentence of Section 5.02(a) of each Sale and Servicing Agreement for a Group A transaction (as identified in Schedule A) is hereby amended to replace the reference to “F1” therein with “F2”.

Section 2.2 Amendments to Group B Sale and Servicing Agreements. As of the Effective Date, the second sentence of Section 5.02(a) of each Sale and Servicing Agreement for a Group B transaction (as identified in Schedule A) is hereby amended to replace the reference to “F1” therein with “F2”.

Amendment to Sale and Servicing Agreements

Section 2.3 Amendment to Group C Sale and Servicing Agreement. As of the Effective Date, the second sentence of Section 5.02(a) of the Sale and Servicing Agreement for the Group C transaction (as identified in Schedule A) is hereby amended and restated in full to read as follows:

“The “Monthly Remittance Condition” shall be deemed to be satisfied if (i) NMAC is the Servicer and (ii) NMAC’s short-term unsecured debt obligations are rated at least “P-1” by Moody’s and at least “F2” by Fitch (so long as Moody’s and Fitch are Rating Agencies).”

ARTICLE III

EFFECTIVE DATE

Section 3.1 Effective Date. Upon satisfaction of the following conditions this Amendment shall become effective immediately (such date, the “Effective Date”) without further action by any Party:

(a) receipt by the Servicer of an executed counterpart of this Amendment from each Party hereto;

(b) satisfaction of the Rating Agency Condition with respect to this Amendment in accordance with Section 10.01(a)(ii) of each Sale and Servicing Agreement; and

(c) receipt by the Owner Trustee and each Indenture Trustee of an Opinion of Counsel, as required pursuant to Section 10.01(d) of each Sale and Servicing Agreement, stating that the execution of such amendment is authorized or permitted by such Sale and Servicing Agreements.

ARTICLE IV

MISCELLANEOUS

Section 4.1 Sale and Servicing Agreements Unaffected. Except as modified herein, the Parties acknowledge that the provisions of each of the Sale and Servicing Agreements remain in full force and effect and are hereby ratified and confirmed by the Parties hereto. After the Effective Date all references in the applicable Basic Documents to a Sale and Servicing Agreement shall mean such Sale and Servicing Agreement as modified hereby.

Section 4.2 Governing Law. This Amendment shall be construed in accordance with the laws of the State of New York, without reference to its conflict of law provisions (other than Section 5-1401 of the General Obligations Law of the State of New York), and the obligations, rights and remedies of the Parties hereunder shall be determined in accordance with such laws.

2	Amendment to Sale and Servicing Agreements

Section 4.3 Captions. The various captions in this Amendment are included for convenience only and shall not affect the meaning or interpretation of any provision of this Amendment or any provision hereof.

Section 4.4 Severability. Whenever possible, each provision of this Amendment shall be interpreted in such manner as to be effective and valid under applicable law, but if any provision of this Amendment shall be prohibited by or invalid under the laws of any applicable jurisdiction, such provision, as to jurisdiction, shall be ineffective to the extent of such prohibition or invalidity, without invalidating the remainder of such provision or the remaining provisions of this Amendment as to such jurisdiction or any other jurisdiction.

Section 4.5 Binding Effect. This Amendment shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

Section 4.6 Counterparts. This Amendment may be executed in any number of counterparts and by the parties hereto on separate signature pages, each such executed counterpart constituting an original but all together only one Amendment.

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed and delivered as of the date first above written.

NISSAN AUTO RECEIVABLES CORPORATION II, as Seller

By:	/s/ Riley A. McAndrews
Name:	Riley A. McAndrews
Title:	Assistant Treasurer

NISSAN MOTOR ACCEPTANCE CORPORATION, Servicer

By:	/s/ Riley A. McAndrews
Name:	Riley A. McAndrews
Title:	Assistant Treasurer

3	Amendment to Sale and Servicing Agreements

SCHEDULE A

Group A:
	1.	Nissan Auto Receivables Owner Trust Series 2013-C
		i.	Indenture Trustee: U.S. Bank National Association

	2.	Nissan Auto Receivables Owner Trust Series 2014-A
		i.	Indenture Trustee: Citibank, N.A.

	3.	Nissan Auto Receivables Owner Trust Series 2014-B
		i.	Indenture Trustee: Wells Fargo Bank, National Association

	4.	Nissan Auto Receivables Owner Trust Series 2015-A
		i.	Indenture Trustee: Wells Fargo Bank, National Association

	5.	Nissan Auto Receivables Owner Trust Series 2015-B
		i.	Indenture Trustee: U.S. Bank National Association

	6.	Nissan Auto Receivables Owner Trust Series 2015-C
		i.	Indenture Trustee: U.S. Bank National Association
Group B:

	7.	Nissan Auto Receivables Owner Trust Series 2016-A
		i.	Indenture Trustee: U.S. Bank National Association

	8.	Nissan Auto Receivables Owner Trust Series 2016-B
		i.	Indenture Trustee: U.S. Bank National Association

	9.	Nissan Auto Receivables Owner Trust Series 2016-C
		i.	Indenture Trustee: U.S. Bank National Association

	10.	Nissan Auto Receivables Owner Trust Series 2017-A
		i.	Indenture Trustee: U.S. Bank National Association

	11.	Nissan Auto Receivables Owner Trust Series 2017-B
		i.	Indenture Trustee: U.S. Bank National Association
Group C:

	12.	Nissan Auto Receivables Owner Trust Series 2017-C
		i.	Indenture Trustee: U.S. Bank National Association

4	Amendment to Sale and Servicing Agreements